Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 53,315		¥ 27,560
Less: accumulated depreciation	(20,928)		(10,365)
Property, equipment and leasehold improvement , net	32,387	$ 4,652	17,195
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	46,478		23,000
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,382		1,192
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	989		989
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 4,466		¥ 2,379